Commitments and Contingencies (Details 1) $ in Thousands	Dec. 31, 2021 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
2022	$ 31,918
2023	16,906
2024	1,252
Thereafter	851
Total	51,884
Media Rights Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
2022	18,358
2023	18,588
2024	9,498
Thereafter
Total	$ 46,443